Cover Page	Aug. 09, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Aug. 09, 2019
Entity Registrant Name	NOBLE MIDSTREAM PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37640
Entity Tax Identification Number	47-3011449
Entity Address, Address Line One	1001 Noble Energy Way
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	(281)
Local Phone Number	872-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units, Representing Limited Partner Interests
Trading Symbol	NBLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001647513
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K/A (the “Form 8-K/A”), filed by Noble Midstream Partners LP with the Securities and Exchange Commission on August 12, 2019, is to add Inline eXtensible Business Reporting Language tagging to the cover page of this Form 8-K/A. No other changes have been made to the original filing.